Goodwill and Intangible Assets (Tables) - Computer Sciences GS Business	6 Months Ended	12 Months Ended
	Oct. 02, 2015	Apr. 03, 2015
Entity Information [Line Items]
Schedule of Goodwill
The following table summarizes the changes in the carrying amount of goodwill by segment for the six months ended October 2, 2015:

	Defense and Intelligence	Civil	Total
Balance as of April 3, 2015	$491,397	$311,185	$802,582
Welkin Divestiture	(10,717)	—	(10,717)
Tenacity Solutions Acquisition Working Capital Adjustment	(86)	—	(86)
Balance as of October 2, 2015	$480,594	$311,185	$791,779

The following tables summarize the changes in the carrying amount of goodwill, by segment, as of April 3, 2015 and March 28, 2014.

	Defense and Intelligence	Civil	Total
Balance as of March 29, 2013	$512,098	$281,767	$793,865
Divestitures	(71,615)	—	(71,615)
Additions	20,229	15,600	35,829
Balance as of March 28, 2014	$460,712	$297,367	$758,079
Additions	30,685	13,818	44,503
Balance as of April 3, 2015	$491,397	$311,185	$802,582

Schedule of Amortizing Intangible assets
Purchased and internally developed software (for both external and internal use), net of accumulated amortization, consisted of the following:

	As of
	October 2, 2015	April 3, 2015
Purchased software	$36,953	$30,864
Internally developed software for external use	3,231	2,950
Internally developed software for internal use	1,300	1,447
Total software	$41,484	$35,261
A summary of amortizable intangible assets is as follows:

	As of
	October 2, 2015
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Customer-related intangibles	$130,150	$(112,747)	$17,403
Other intangible assets	53,550	(45,088)	8,462
Software	120,644	(79,160)	41,484
Total intangible assets	$304,344	$(236,995)	$67,349

	As of
	April 3, 2015
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Customer-related intangibles	$130,150	$(110,449)	$19,701
Other intangible assets	53,550	(39,846)	13,704
Software	110,805	(75,544)	35,261
Total intangible assets	$294,505	$(225,839)	$68,666

Purchased and internally developed software (for both external and internal use), net of accumulated amortization, consisted of the following:

	As of
	April 3, 2015	March 28, 2014
Purchased software	$30,864	$35,302
Internally developed software for external use	2,950	7,639
Internally developed software for internal use	1,447	1,741
Total software	$35,261	$44,682
A summary of amortizing intangible assets is as follows:

	As of
	April 3, 2015
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Customer-related intangibles	$130,150	$(110,449)	$19,701
Other intangible assets	53,550	(39,846)	13,704
Software	110,805	(75,544)	35,261
Total intangible assets	$294,505	$(225,839)	$68,666

	As of
	March 28, 2014
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Customer-related intangibles	$129,290	$(112,936)	$16,354
Other intangible assets	54,975	(30,213)	24,762
Software	112,427	(67,745)	44,682
Total intangible assets	$296,692	$(210,894)	$85,798